Expense Example - FidelityEnhancedIndexFunds-ComboPRO - FidelityEnhancedIndexFunds-ComboPRO - Fidelity International Enhanced Index Fund - Fidelity International Enhanced Index Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689